ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $)				3 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Investor Relations Firm One [Member]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Trade payables	$ 882,530	$ 779,945
Accrued expenses:
Advertising and marketing	84,264	115,136
Production materials	15,356
Human resources	50,000	12,500
Labor accrual	111,923	28,709
Consulting services accrual	25,000	34,415
License	30,000
Obligation to issue common shares	44,000
Other	19,000	15,608
Sales commissions	6,311	35,000
Accounts payable and accrued expenses, total	$ 1,268,384	$ 1,021,313	$ 604,311
Share-based Goods and Nonemployee Services Transaction [Line Items]
Shares approved for issuance				400,000
Shares issued (returned) for services				200,000